Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates that will be in effect in the years in which the differences are expected to reverse. The Company reviews its deferred tax assets for recoverability considering historical profitability, projected future taxable income, and the expected timing of the reversals of existing temporary differences and tax planning strategies. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
The Company follows the provisions of FASB ASC 740-10, Income Taxes (“ASC 740-10”) on accounting for uncertainty in income taxes recognized in its financial statements. ASC 740-10 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. In addition, ASC 740-10 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company recognizes estimated interest and penalties for uncertain tax positions in income tax expense.
The Company files federal, state and foreign tax returns. These returns are generally open to examination by the relevant tax authorities from three to four years from the date they are filed. The tax filings relating to the Company's federal and state tax returns are currently open to examination for tax years 2011 through 2013 and 2010 through 2013, respectively. In addition, the Company has generated tax losses since its inception in 2000. These years may be subject to examination if the losses are carried forward and utilized in future years.
At December 31, 2015 and December 31, 2014, the Company provided a valuation allowance for the full amount of its net deferred tax asset because it is not more likely than not that the future tax benefit will be realized.
Income tax expense from continuing operations consists of the following (in thousands):

	Years Ended December 31,
	2015	2014	2013
Current:
Federal	$—	$—	$(76)
State	72	57	94
Non-U.S.	321	3	4
Total current expense	393	60	22
Deferred:
Federal	—	—	—
State	—	—	—
Non-U.S.	(181)	—	—
Total deferred expense	(181)	—	—
Total income tax expense	$212	$60	$22

Income tax expense from discontinued operations was not significant for the years ended December 31, 2015, 2014 and 2013.
The following table reconciles the federal statutory income rate to the Company's effective income tax rate:

	Year Ended December 31,
	2015	2014	2013
Tax at U.S. statutory rate	34.00%	34.00%	34.00%
Changes from statutory rate:
State taxes, net of federal benefit	3.06	1.56	(8.28)
Tax credits	1.51	1.36	5.28
Permanent items	(2.09)	(1.32)	(5.79)
Change in valuation allowance	(37.11)	(32.13)	(24.82)
Other	0.28	(3.60)	(0.44)
Effective income tax rate	(0.35)%	(0.13)%	(0.05)%

Pre-tax income attributable to the Company's operations located outside the U.S. was approximately $0.3 million, $0.1 million and $0.1 million for 2015, 2014 and 2013, respectively. In general, it is the Company's practice and intention to reinvest the earnings of its non-U.S. subsidiaries in those operations. As of December 31, 2015, the Company has chosen to indefinitely reinvest approximately $0.1 million of earnings of certain of its non-U.S. subsidiaries. Generally, such amounts become subject to U.S taxation upon the remittance of dividends and under certain other circumstances. No provision has been recorded for U.S. income taxes that could be incurred upon repatriation. It is not practical to estimate the amount of deferred tax liability related to such earnings.
Significant components of the Company’s deferred tax assets (liabilities) related to continuing operations consists of the following (in thousands):

	As of December 31,
	2015	2014
Deferred tax assets:
Net operating loss carryforwards	$172,815	$159,840
Start up expenditures	1,168	1,416
Tax credits	8,173	6,968
Provision for bad debts	1,724	1,809
Depreciation and amortization	2,472	905
Other	13,022	7,600
Total deferred tax assets	$199,374	$178,538
Deferred tax liabilities:
Prepaids	$(1,249)	$(935)
Amortization of debt discount	(9,503)	(11,947)
Goodwill	(383)	(304)
Total deferred tax liabilities	$(11,135)	$(13,186)
Valuation allowance	$(188,442)	$(165,656)
Net deferred tax liabilities	$(203)	$(304)

In the future, the Company will generate additional deferred tax assets and liabilities related to its amortization of acquired intangible assets for tax purposes because these long-lived intangible assets are not amortized for financial reporting purposes. The tax amortization in future years will give rise to a temporary difference and a tax liability, which will only reverse at the time of ultimate sale or further impairment of the underlying intangible assets. Due to the uncertain timing of this reversal, the temporary difference cannot be considered as a source of future taxable income for purposes of determining a valuation allowance; therefore, the tax liability cannot be used to offset the deferred tax asset related to the net operating loss carryforward for tax purposes that will be generated by the same amortization. Deferred tax expense related to goodwill was allocated to discontinuing operations of $0.1 million for each of the years ended December 31, 2015, 2014 and 2013, respectively. Deferred taxes related to discontinued operations as of December 31, 2015 included $5.6 million deferred tax assets, $0.7 million of deferred tax liabilities and a valuation allowance of $5.0 million. Deferred tax assets and liabilities related to discontinued operations as of December 31, 2014 were approximately $5 million and $5 million, respectively.
A valuation allowance is required to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. After consideration of the available evidence, both positive and negative, the Company has determined that a $188.4 million valuation allowance at December 31, 2015 is necessary to reduce the deferred tax assets to the amount that will more likely than not be realized. The Company provided a valuation allowance for the full amount of its net deferred tax asset for the years ended December 31, 2015 and 2014 because it is not more likely than not that the future tax benefit will be realized. In the year ended December 31, 2015, the Company’s valuation allowance increased by $22.7 million to $188.4 million from the balance at December 31, 2014 of $165.7 million. The increase in the valuation allowance related to continuing operations is primarily attributable to an increase in net operating loss carryforwards and other assets. The increase in the valuation allowance related to discontinued operations was related to a decrease in deferred tax liabilities related to acquired intangibles as a result of an impairment charge recorded during the period.
At December 31, 2015, the Company had approximately $532.0 million, $285.6 million and $8.2 million of federal net operating loss carryforwards, state net operating loss carryforwards and research and development and other tax credits, respectively from continuing operations. If not utilized, these federal carryforwards will begin to expire in 2020 and will continue to expire through 2035, and the state carryforwards will continue to expire through 2035. At December 31, 2014, the Company had approximately $495.0 million, $242.0 million and $7.0 million of federal net operating loss carryforwards, state net operating loss carryforwards and research and development and other tax credits, respectively from continuing operations. The utilization of such net operating loss carryforwards and the realization of tax benefits in future years depends predominantly upon having taxable income. Under the provisions of the Internal Revenue Code, certain substantial changes in the Company's ownership may result in a limitation on the amount of net operating loss carryforwards which may be used in future years. There will be a yearly limitation placed on the amount of net operating loss available for use in future years. Additionally, it is probable that a portion of the research and development tax credit carryforward may not be available to offset future income.
As a result of certain realization requirements of ASC 718, the table of deferred tax assets and liabilities does not include certain deferred tax assets as of December 31, 2015 and December 31, 2014, that arose directly from tax deductions related to equity compensation greater than compensation recognized for financial reporting. Equity will be increased by $22.6 million if and when such deferred tax assets are ultimately realized. The Company utilizes ASC 740 ordering when excess tax benefits have been realized.
The Company had no unrecognized tax benefits at December 31, 2015.